RECEIVABLES	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Receivables [Abstract]
RECEIVABLES [Text Block]

5. RECEIVABLES

A summary of the Company's receivables is as follows:

	March 31, 2024	January 31, 2024
	$	$
Taxes receivable	16,368	13,829
Trade receivables	238,023	189,192
	254,391	203,021

There was no provision for expected credit losses on trade receivables as at March 31, 2024 and January 31, 2024.

5. RECEIVABLES

A summary of the Company's receivables is as follows:

	January 31, 2024	January 31, 2023
	$	$
Taxes receivable	13,829	10,834
Trade receivables	189,192	401,476
	203,021	412,310

There was no provision for expected credit losses on trade receivables as at January 31, 2024 and 2023.